General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Wages, benefits and consulting	(9,200)	(7,723)
Office, rent and administration	(907)	(800)
Professional and legal	(1,001)	(452)
Share-based payments	(2,168)	(1,789)
Travel, marketing, investor relations and regulatory	(1,317)	(966)
Other	(164)	(98)
Total	(14,757)	(11,828)